Deferred income and contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
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Details of Deferred Income and Contract Liabilities

Details of deferred income and contract liabilities

	As of December 31, 2023	As of December 31, 2024

	$ in thousands
Deferred revenues	110,325	112,161
Total deferred income and contract liabilities	110,325	112,161

Fair value of Initial Investment Agreement at Initial Recognition Date Determined on Basis of Share Price

The fair value of the IIA at the initial recognition date was determined on the basis of Cellectis' share price at the date of signature, as follows:

As of November 1, 2023
Number of shares issued	16,000,000
Spot share price (in €)	2.63
Spot foreign exchange rate	1.05
Fair value of shares in $ thousands	44,272
Proceeds received in $ thousands	80,000
Proceeds reallocated to the JRCA in $ thousands	35,728